Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited)

SHARES	CONVERTIBLE PREFERRED (Restricted) (a) (b) - 0.8% of Net Assets	VALUE
	Biotechnology – 0.4%
294,259	Oculis SA, Series B2, 6.00% (c)	$3,130,916
79,934	Oculis SA, Series C, 6.00% (c)	850,498
		3,981,414
	Health Care Equipment & Supplies – 0.1%
189,858	IO Light Holdings, Inc. Series A2	640,771
	Pharmaceuticals – 0.3%
616,645	Aristea Therapeutics, Inc. Series B, 8.00%	3,399,995
	TOTAL CONVERTIBLE PREFERRED
	(Cost $7,355,787)	8,022,180

PRINCIPAL AMOUNT	NON-CONVERTIBLE NOTES - 12.7% of Net Assets
	Biotechnology – 2.2%
$3,245,000	AbbVie, Inc., 3.20% due 05/14/26	3,441,404
5,303,000	AbbVie, Inc., 4.25% due 11/14/28	6,001,406
2,200,000	Amgen, Inc., 3.20% due 11/02/27	2,372,399
840,000	Biogen, Inc., 3.63% due 09/15/22	857,984
10,000,000	Gilead Sciences, Inc., 2.95% due 03/01/27	10,539,773
		23,212,966
	Health Care Equipment & Supplies – 1.7%
2,100,000	Abbott Laboratories, 3.40% due 11/30/23	2,198,745
2,413,000	Becton, Dickinson and Co., 3.70% due 06/06/27	2,631,262
1,558,000	Medtronic, plc., 3.50% due 03/15/25	1,659,429
3,500,000	Stryker Corp., 3.65% due 03/07/28	3,822,994
6,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 08/15/35	6,696,049
		17,008,479
	Health Care Providers & Services – 4.8%
10,500,000	Anthem, Inc., 3.50% due 08/15/24	11,089,698
2,975,000	Anthem, Inc., 4.10% due 03/01/28	3,300,965
2,325,000	Anthem, Inc., 4.65% due 08/15/44	2,923,749
2,100,000	Cigna Corp., 3.50% due 06/15/24	2,203,624
1,504,000	Cigna Corp., 4.38% due 10/15/28	1,710,651
8,250,000	Cigna Corp., 6.13% due 11/15/41	11,905,661
789,000	CVS Health Corp., 4.30% due 03/25/28	886,055
2,100,000	CVS Health Corp., 4.78% due 03/25/38	2,566,596
3,700,000	CVS Health Corp., 5.05% due 03/25/48	4,853,289
1,132,000	Tenet Healthcare Corp., 4.63% due 07/15/24	1,146,150
1,460,000	UnitedHealth Group, Inc., 3.85% due 06/15/28	1,628,488
4,970,000	UnitedHealth Group, Inc., 3.88% due 12/15/28	5,574,692
		49,789,618

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

PRINCIPAL AMOUNT	Healthcare Services – 0.2%	VALUE
$2,100,000	Laboratory Corporation of America Holdings, 3.60% due 02/01/25	$2,217,546
	Pharmaceuticals – 3.8%
4,750,000	AstraZeneca plc, 6.45% due 09/15/37 (c)	6,996,518
7,500,000	Bristol-Myers Squibb Co., 3.20% due 06/15/26	8,068,783
2,100,000	Bristol-Myers Squibb Co., 3.40% due 07/26/29	2,301,673
2,200,000	Johnson & Johnson, 2.90% due 01/15/28	2,347,472
4,200,000	Merck & Co., Inc., 2.80% due 05/18/23	4,323,890
2,100,000	Merck & Co., Inc., 2.75% due 02/10/25	2,199,849
4,000,000	Merck & Co., Inc., 3.40% due 03/07/29	4,355,220
8,100,000	Pfizer, Inc., 3.45% due 03/15/29	8,921,434
		39,514,839
	TOTAL NON-CONVERTIBLE NOTES (Cost $120,476,790)	131,743,448

SHARES	COMMON STOCKS - 105.3% of Net Assets
	Biotechnology – 12.9%
311,130	AbbVie, Inc. (d)	42,127,002
72,998	Amgen, Inc.	16,422,360
26,568	Biogen, Inc. (b)(d)	6,374,195
14,319	Fusion Pharmaceuticals, Inc. (b)(c)	59,710
314,430	Galera Therapeutics, Inc. (b)(e)	1,443,234
194,532	Gilead Sciences, Inc. (d)	14,124,968
43,738	I-Mab ADR (b)	2,072,744
66,151	Moderna, Inc. (b)	16,801,031
204,740	Rallybio Corp. (b)(e)	1,953,220
564,795	Rallybio Corp. (Restricted) (a) (b)	4,849,330
17,074	Regeneron Pharmaceuticals, Inc. (b)(d)	10,782,572
96,014	Sarepta Therapeutics, Inc. (b)	8,646,061
40,798	Seagen, Inc. (b)	6,307,371
8,856	United Therapeutics Corp. (b)	1,913,604
		133,877,402
	Health Care Equipment & Supplies – 17.9%
320,000	Abbott Laboratories (d)	45,036,800
38,207	Becton, Dickinson and Co.	9,608,296
36,400	DENTSPLY Sirona, Inc.	2,030,756
25,761	DexCom, Inc. (b)(d)	13,832,369
99,758	Edwards Lifesciences Corp. (b)(d)	12,923,649
74,536	Guardant Health, Inc. (b)(d)	7,455,091
17,402	Hologic, Inc. (b)	1,332,297
32,849	IDEXX Laboratories, Inc. (b)	21,629,753
353,792	Medtronic plc (d)	36,599,782
16,669	STERIS plc	4,057,401
87,134	Stryker Corp.	23,301,374
66,369	Zimmer Biomet Holdings, Inc. (d)	8,431,518
		186,239,086

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

SHARES	Health Care Providers & Services – 21.0%	VALUE
20,815	1Life Healthcare, Inc. (b)	$365,720
65,800	Addus HomeCare Corp. (b)	6,152,958
31,719	AMN Healthcare Services, Inc. (b)	3,880,185
8,200	Anthem, Inc.	3,801,028
25,178	Charles River Laboratories International, Inc. (b)(d)	9,486,567
69,529	Cigna Corp.	15,965,944
79,635	Community Health Systems, Inc. (b)	1,059,942
117,271	CVS Health Corp.	12,097,676
19,912	Five Star Senior Living, Inc. (b)	58,740
48,963	HCA Healthcare, Inc. (d)	12,579,574
41,783	Humana, Inc. (d)	19,381,462
55,224	Molina Healthcare, Inc. (b)(d)	17,565,650
117,522	Owens & Minor, Inc.	5,112,207
132,254	R1 RCM, Inc. (b)	3,371,155
203,398	UnitedHealth Group, Inc. (d)	102,134,272
41,066	Universal Health Services, Inc. (d)	5,324,618
		218,337,698
	Healthcare Services – 1.8%
19,824	Laboratory Corporation of America Holdings (b)(d)	6,228,899
126,886	Syneos Health, Inc. (b)	13,028,654
		19,257,553
	Life Sciences Tools & Services – 9.9%
39,625	Agilent Technologies, Inc.	6,326,131
29,080	ICON plc (b)(c)(d)	9,006,076
26,088	Illumina, Inc. (b)(d)	9,924,919
6,650	Mettler-Toledo International, Inc. (b)	11,286,446
18,335	PerkinElmer, Inc.	3,686,435
84,478	Thermo Fisher Scientific, Inc. (d)	56,367,101
18,601	Waters Corp. (b)(d)	6,930,733
		103,527,841
	Medical Devices and Diagnostics – 8.0%
6,886	Align Technology, Inc. (b)	4,525,341
287,071	Boston Scientific Corp. (b)(d)	12,194,776
120,286	Danaher Corp. (d)	39,575,297
39,831	Intuitive Surgical, Inc. (b)	14,311,278
49,910	ResMed, Inc.	13,000,557
		83,607,249
	Pharmaceuticals – 28.2%
410,575	Assertio Holdings, Inc. (b)	895,054
134,616	AstraZeneca plc ADR (d)	7,841,382
401,954	Bristol-Myers Squibb Co. (d)	25,061,832
134,353	Eli Lilly & Co. (d)	37,110,986
155,731	Horizon Therapeutics plc (b)(d)	16,781,573
48,936	IQVIA Holdings, Inc. (b)(d)	13,806,803
49,859	Jazz Pharmaceuticals plc (b)	6,352,037

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

SHARES	Pharmaceuticals – 28.2% - Continued	VALUE
361,548	Johnson & Johnson	$61,850,016
92,546	McKesson Corp. (d)	23,004,159
470,644	Merck & Co., Inc. (d)	36,070,156
28,292	Perrigo Co. plc	1,100,559
694,625	Pfizer, Inc.	41,017,606
77,704	Teva Pharmaceutical Industries Ltd. ADR (b)	622,409
90,682	Zoetis, Inc. (d)	22,129,128
		293,643,700
	Real Estate Investment Trusts – 5.6%
293,879	Diversified Healthcare Trust	908,086
31,668	Global Medical REIT, Inc.	562,107
11,370	Healthcare Realty Trust, Inc.	359,747
13,749	Healthcare Trust of America, Inc.	459,079
66,791	Healthpeak Properties, Inc.	2,410,487
135,390	LTC Properties, Inc.	4,622,215
266,557	Medical Properties Trust, Inc.	6,298,742
5,596	National Health Investors, Inc.	321,602
235,358	Omega Healthcare Investors, Inc.	6,964,243
326,992	Physicians Realty Trust	6,157,260
419,879	Sabra Health Care REIT, Inc.	5,685,162
3,075	Universal Health Realty Income Trust	182,870
181,450	Ventas, Inc.	9,275,724
161,599	Welltower, Inc.	13,860,346
		58,067,670
	TOTAL COMMON STOCKS (Cost $846,923,296)	1,096,558,199

	EXCHANGE TRADED FUND (e) - 0.8% of Net Assets
55,181	Health Care Select Sector SPDR Fund	7,774,451
	TOTAL EXCHANGE TRADED FUND (Cost $6,469,220)	7,774,451

PRINCIPAL AMOUNT	SHORT-TERM INVESTMENTS - 2.4% of Net Assets
$23,998,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $23,998,000, 0.00%, dated 12/31/21, due 01/03/22 (collateralized by U.S. Treasury Note 1.38%, due 12/31/28, market value $24,477,965)	23,998,000

SHARES
1,452,825	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.03% (f)	1,452,825
	TOTAL SHORT-TERM INVESTMENTS (Cost $25,450,825)	25,450,825
	TOTAL INVESTMENTS BEFORE MILESTONE INTEREST – 122.0% (Cost $ 1,006,675,918)	1,269,549,103

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

INTEREST	MILESTONE INTEREST (Restricted)( a)(b) – 0.0% of Net Assets	VALUE
	Biotechnology – 0.0%
1	Rainier Therapeutics Milestone Interest	$402,463
	TOTAL MILESTONE INTEREST (Cost $372,893)	402,463

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)	OPTION CONTRACTS WRITTEN - (0.2)% of Net Assets	VALUE
	Call Option Contracts Written - (0.2)%
671/(9,394,000)	Abbott Laboratories Jan22 140 Call	(197,274)
160/(2,160,000)	AbbVie, Inc. Jan22 135 Call	(37,600)
206/(1,215,400)	AstraZeneca plc Jan22 59 Call	(17,716)
199/(1,194,000)	AstraZeneca plc Jan22 60 Call	(9,751)
40/(980,000)	Biogen, Inc. Jan22 245 Call	(32,800)
291/(1,251,300)	Boston Scientific Corp. Jan22 43 Call	(20,079)
411/(2,630,400)	Bristol-Myers Squibb Co. Jan22 64 Call	(17,673)
49/(1,862,000)	Charles River Laboratories International, Inc. Jan22 380 Call	(42,630)
123/(3,997,500)	Danaher Corp. Jan22 325 Call	(123,000)
117/(3,861,000)	Danaher Corp. Jan22 330 Call	(88,101)
39/(2,301,000)	DexCom, Inc. Jan22 590 Call	(23,010)
143/(1,859,000)	Edwards Lifesciences Corp. Jan22 130 Call	(34,320)
98/(2,548,000)	Eli Lilly & Co. Jan22 260 Call	(182,770)
138/(1,000,500)	Gilead Sciences, Inc. Jan22 72.5 Call	(19,044)
76/(874,000)	Guardant Health, Inc. Jan22 115 Call	(12,540)
46/(1,150,000)	HCA Healthcare, Inc. Jan22 250 Call	(43,654)
50/(1,250,000)	HCA Healthcare, Inc. Jan22 250 Call	(34,000)
77/(847,000)	Horizon Therapeutics plc Jan22 110 Call	(18,865)
78/(897,000)	Horizon Therapeutics plc Jan22 115 Call	(7,800)
42/(1,974,000)	Humana, Inc. Jan22 470 Call	(30,660)
41/(1,845,000)	Humana, Inc. Jan22 450 Call	(77,080)
29/(870,000)	ICON plc Jan22 300 Call	(42,311)
25/(925,000)	Illumina, Inc. Jan22 370 Call	(60,850)
26/(1,066,000)	Illumina, Inc. Jan22 410 Call	(15,600)
49/(1,372,000)	IQVIA Holdings, Inc. Jan22 280 Call	(32,830)
52/(1,612,000)	Laboratory Corporation of America Holdings Jan22 310 Call	(55,120)
86/(2,150,000)	McKesson Corp. Jan22 250 Call	(43,430)
362/(3,801,000)	Medtronic plc Jan22 105 Call	(55,748)
479/(3,736,200)	Merck & Co., Inc. Jan22 78 Call	(50,774)
918/(7,114,500)	Merck & Co., Inc. Jan22 77.5 Call	(99,144)
28/(896,000)	Molina Healthcare, Inc. Jan22 320 Call	(28,280)
27/(810,000)	Molina Healthcare, Inc. Jan22 300 Call	(60,210)
26/(1,638,000)	Regeneron Pharmaceuticals, Inc. Jan22 630 Call	(45,084)
19/(1,273,000)	Regeneron Pharmaceuticals, Inc. Jan22 670 Call	(7,980)
43/(2,881,000)	Thermo Fisher Scientific, Inc. Jan22 670 Call	(66,865)
44/(2,860,000)	Thermo Fisher Scientific, Inc. Jan22 650 Call	(127,248)

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)	Call Option Contracts Written - (0.2)% - continued	VALUE
130/(6,240,000)	UnitedHealth Group, Inc. Jan22 480 Call	$(376,090)
40/(540,000)	Universal Health Services, Inc. Jan22 135 Call	(5,100)
27/(972,000)	Waters Corp. Jan22 360 Call	(47,790)
28/(1,036,000)	Waters Corp. Jan22 370 Call	(29,680)
67/(871,000)	Zimmer Biomet Holdings, Inc. Jan22 130 Call	(16,616)
91/(2,184,000)	Zoetis, Inc. Jan22 240 Call	(69,160)
	TOTAL OPTION CONTRACTS WRITTEN (Premiums received ($1,383,971)	(2,406,277)
	TOTAL INVESTMENTS - 121.8% (Cost $1,005,664,840)	1,267,545,289
	OTHER LIABILITIES IN EXCESS OF ASSETS - (21.8)%	(226,596,475)
	NET ASSETS - 100%	$1,040,948,814

(a)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(b)	Non-income producing security.
(c)	Foreign security.
(d)	A portion of security is pledged as collateral for call options written.
(e)	All or a portion of this security is on loan as of December 31, 2021.
(f)	This security represents the investment of cash collateral received for securities lending and is a registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of December 31, 2021.
ADR	American Depository Receipt

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last bid price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At December 31, 2021, the cost of securities for Federal income tax purposes was $1,006,797,650. The net unrealized gain on securities held by the Fund was $260,747,639, including gross unrealized gain of $300,278,798 and gross unrealized loss of $39,531,159.

Securities Lending

The Fund may lend its securities to approved borrowers to earn additional income. The Fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its cash collateral in State Street Institutional U.S. Government Money Market Fund (SAHXX), which is registered with the Securities and Exchange Commission (SEC) as an investment company. SAHXX invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio. The Fund will receive the benefit of any gains and bear any losses generated by SAHXX with respect to the cash collateral.

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

(Unaudited, continued)

The Fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the Fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of SAHXX.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the Fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The Fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the Fund is net of fees retained by the securities lending agent. Net income received from SAHXX is a component of securities lending income as recorded by the Fund.

As of December 31, 2021, the Fund loaned securities valued at $1,403,469 and received $1,452,825 of cash collateral.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended December 31, 2021, there were no transfers between levels

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

(Unaudited, continued)

The following is a summary of the levels used as of December 31, 2021 to value the Fund’s investments.

Assets and Liabilities at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred
Biotechnology	$—	$—	$3,981,414	$3,981,414
Health Care Equipment & Supplies	—	—	640,771	640,771
Pharmaceuticals	—	—	3,399,995	3,399,995
Non-convertible Notes
Biotechnology	—	23,212,966	—	23,212,966
Health Care Equipment & Supplies	—	17,008,479	—	17,008,479
Health Care Providers & Services	—	49,789,618	—	49,789,618
Healthcare Services	—	2,217,546	—	2,217,546
Pharmaceuticals	—	39,514,839	—	39,514,839
Common Stocks
Biotechnology	129,028,072	4,849,330	—	133,877,402
Health Care Equipment & Supplies	186,239,086	—	—	186,239,086
Health Care Providers & Services	218,337,698	—	—	218,337,698
Healthcare Services	19,257,553	—	—	19,257,553
Life Sciences Tools & Services	103,527,841	—	—	103,527,841
Medical Devices and Diagnostics	83,607,249	—	—	83,607,249
Pharmaceuticals	293,643,700	—	—	293,643,700
Real Estate Investment Trusts	58,067,670	—	—	58,067,670
Exchange Traded Fund	7,774,451	—	—	7,774,451
Short-term Investment	1,452,825	23,998,000	—	25,450,825
Milestone Interest
Biotechnology	—	—	402,463	402,463
Other Assets	—	—	4,606	4,606
Total	$1,100,936,145	$160,590,778	$8,429,249	$1,269,956,172
Other Financial Instruments
Liabilities
Call Options Contracts Written	$(2,406,277)	$—	$—	$(2,406,277)
Total	$(2,406,277)	$—	$—	$(2,406,277)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2021	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of December 31, 2021
Convertible Preferred
Biotechnology	$3,981,414	$—	$—	$—	$—	3,981,414
Health Care Equipment & Supplies	640,771	—	—	—	—	640,771
Pharmaceuticals	3,399,995	—	—	—	—	3,399,995
Milestone Interests
Biotechnology	372,893	29,570	—	—	—	402,463
Other Assets	13,862	—	—	(9,256)	—	4,606
Total	$8,408,935	$29,570	$—	$(9,256)	$—	$8,429,249

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2021	$29,570

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

(Unaudited, continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at December 31, 2021	Valuation Technique	Unobservable Input	Range (Weighted Average)
Convertible Preferred	$4,622,185	Market approach,	(a)	N/A
	3,399,995	Recent transactions	(b)	N/A

Milestone Interest	402,463	Probability adjusted value	Probability of events Timing of events	10.00% - 99.00% (54.15%) 0.50 -13.00 (3.82) years

Other Assets	4,606	Probability adjusted value	Probability of events Timing of events	80.00% (80.00%) 0.25 (0.25) years
	$8,429,249

(a) There is no quantitative information to provide as this method of measure is investment specific.

(b) The valuation technique used as a basis to approximate fair value of these investments is based on subsequent financing rounds.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 1% of the Fund’s Managed Assets at December 31, 2021.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2021. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
Aristea Therapeutics, Inc. Series B Cvt. Pfd	07/27/21		$3,399,995	$5.51	$3,399,995
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20	†	628,047	3.31	640,771
Oculis SA
Series B2 Cvt. Pfd	01/16/19		2,477,246	10.64	3,130,916
Series C Cvt. Pfd	04/07/21		850,498	10.64	850,498
Rainier Therapeutics Milestone Interest	09/28/21		372,893	402,463.00	402,463
Rallybio Corp. Common	03/27/20		5,009,808	8.87	4,849,330
			$12,738,487		$13,273,973

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as part of a corporate action for a previously owned security.